Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses by portfolio segment
Balance at beginning of year				$ 236,574				$ 140,074	$ 236,574	$ 140,074	$ 49,797
Provision for Loan Losses	25,000	25,000	30,000	40,000	45,000	50,000	50,000	50,000	120,000	195,000	137,500
Charge-offs									(97,096)	(110,771)
Recoveries									14,313	12,271
Net (charge-offs) recoveries									(82,783)	(98,500)	(47,223)
Balance at end of period	273,791				236,574				273,791	236,574	140,074
Loan portfolio:
Individually evaluated for impairment	73,240								73,240
Collectively evaluated for impairment	29,254,105								29,254,105
Individually evaluated for impairment, Allowance	5,775								5,775
Collectively evaluated for impairment, Allowance	268,016								268,016
One-to four-Family Mortgages [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				227,224				133,927	227,224	133,927
Provision for Loan Losses									120,126	191,697
Charge-offs									(96,714)	(110,669)
Recoveries									14,286	12,269
Net (charge-offs) recoveries									(82,428)	(98,400)
Balance at end of period	264,922				227,224				264,922	227,224
Loan portfolio:
Individually evaluated for impairment	58,630								58,630
Collectively evaluated for impairment	28,936,923								28,936,923
Individually evaluated for impairment, Allowance	1,335								1,335
Collectively evaluated for impairment, Allowance	263,587								263,587
Multi-family and commercial mortgages [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				4,419				1,304	4,419	1,304
Provision for Loan Losses									(37)	3,115
Balance at end of period	4,382				4,419				4,382	4,419
Loan portfolio:
Individually evaluated for impairment	10,266								10,266
Collectively evaluated for impairment	29,368								29,368
Individually evaluated for impairment, Allowance	3,718								3,718
Collectively evaluated for impairment, Allowance	664								664
Construction loans [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				1,728				1,865	1,728	1,865
Provision for Loan Losses									(994)	(137)
Balance at end of period	734				1,728				734	1,728
Loan portfolio:
Individually evaluated for impairment	4,344								4,344
Collectively evaluated for impairment	585								585
Individually evaluated for impairment, Allowance	722								722
Collectively evaluated for impairment, Allowance	12								12
Consumer and Other Loans [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				3,203				2,978	3,203	2,978
Provision for Loan Losses									905	325
Charge-offs									(382)	(102)
Recoveries									27	2
Net (charge-offs) recoveries									(355)	(100)
Balance at end of period	3,753				3,203				3,753	3,203
Loan portfolio:
Individually evaluated for impairment	0								0
Collectively evaluated for impairment	287,229								287,229
Individually evaluated for impairment, Allowance	0								0
Collectively evaluated for impairment, Allowance	$ 3,753								$ 3,753